Nature of Business and Organization	12 Months Ended
Jun. 30, 2020
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Puhui Wealth Investment Management Co., Ltd. ("Puhui Cayman" or the "Company") is a limited company incorporated on November 30, 2017 under the laws of the Cayman Islands.

PCZ Limited ("Puhui BVI") is a wholly-owned subsidiary of Puhui Cayman established under the laws of the British Virgin Islands on December 6, 2017. HZF (HK) Limited ("Puhui HK") is a wholly-owned subsidiary of Puhui BVI established in Hong Kong on December 18, 2017. Beijing Rucong Enterprise Management and Advisory Co., Ltd.("Rucong" or "Puhui WFOE") is a wholly-owned subsidiary of Puhui HK established on January 30, 2018 under the laws of the People's Republic of China ("PRC" or "China").

The Company, through its variable interest entity ("VIE"), Puhui Wealth Investment Management (Beijing) Co. Ltd. ("Puhui Beijing"), and its subsidiaries and VIEs, are engaged in providing investment advisory services and private equity fund management to high-net-worth individuals and enterprises in China.

Puhui Beijing's main business is providing financial products and advisory services of its own to high-net-worth clients and has also developed an in-house asset management business through its wholly owned subsidiaries, Qingdao Puhui Zhuoyue Investment management Co., Ltd. ("Qingdao Puhui") and Shanghai Pucai Investment Management Co., Ltd. ("Shanghai Pucai"). The Company also has other majority owned subsidiaries for its advisory services where the Company partners with other entities. The Company's headquarters are located in Beijing, China.

On January 30, 2018, Puhui Cayman completed a reorganization of entities under common control of its five shareholders, who collectively owned a majority of the equity interests of Puhui Cayman prior to the reorganization. Puhui Cayman, Puhui BVI, and Puhui HK were established as the holding companies of Puhui WFOE. Puhui WFOE is the primary beneficiary of Puhui Beijing and its subsidiaries, and all of these entities included in Puhui Cayman are under common control which results in the consolidation of Puhui Beijing and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Puhui Cayman.

On December 3, 2019, Puhui Cayman acquired 100% of the shares of Granville Financial Services Company Limited ("Granville") for HK$29,390,000 or approximately $3.8 million. The purpose of this acquisition of Granville is to expand the Company's operations outside of Mainland China and to take advantage of their financial qualifications and licenses to broaden the Company's existing product portfolio.

In January 2020, a novel strain of coronavirus, or COVID-19, surfaced and it has spread rapidly to many parts of China and other parts of the world. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Company's revenue is concentrated in China. Consequently, the COVID-19 pandemic affected the Company's business operations, financial condition and operating results for second half of fiscal year 2020, including but not limited to negative impact on the Company's total revenues, gross profit and net income. As the pandemic is largely under control in China, the Company's operations resumed in June of 2020. However, any potential impacts to future our operating results will depend on, to a large extent, future outbreak and new information that may emerge regarding the duration and severity of the COVID-19 and the actions taken by our government authorities and other entities to contain the COVID-19 or treat its impact, almost all of which are beyond our control.

The accompanying consolidated financial statements include the activities of the Company and each of the following entities:

Name	Background	Ownership

Subsidiaries
Puhui BVI	● A British Virgin Islands company ● Incorporated on December 6, 2017	100%

Puhui HK	● A Hong Kong company ● Incorporated on December 18, 2017	100% owned by Puhui BVI

Puhui WFOE	● A PRC limited liability company and a deemed wholly foreign owned enterprise ("WFOE") ● Incorporated on January 30, 2018 ● Registered capital of $10 million, to be fully funded by January 2040	100% owned by Puhui HK

Granville Financial Services Company Limited ("Granville")	● A Hong Kong company ● Incorporated on December 1, 2016	100% owned by Puhui Cayman Acquired on December 3, 2019

VIE and subsidiaries of VIE

Puhui Beijing **	● A PRC limited liability company ● Incorporated on September 24, 2013 ● Registered capital of $8,501,241 (RMB 53, 000,000)	VIE of Puhui WFOE

Qingdao Puhui *	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on October 29, 2015 ● Registered capital of $781,115 (RMB 5,000,000)	100% owned by Puhui Beijing

Shanghai Pucai	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on July 8, 2014 ● Registered capital of $818,170 (RMB 5,000,000)	100% owned by Puhui Beijing

Beijing Pusheng

●     A PRC limited liability company

●     The Company's wholly owned subsidiary

●     Incorporated on March 19, 2018

●     Registered capital of $1,579,255 (RMB 10,000,000) to be fully funded by January 1, 2040

●     No operations

100% owned by Puhui Beijing Disposed in January 2019***

Shanghai Ruyue	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on April 27, 2017 ● Registered capital of $1,449,260 (RMB 10,000,000) to be fully funded by March 29, 2037	100% owned by Puhui Beijing

Beijing Haidai Puhui Information Consulting Co. Ltd. ("Beijing Haidai")	● A PRC limited liability company ● Incorporated on May 30, 2018 ● Registered capital of $15,634,038 (RMB 100,000,000) to be fully funded by December 31, 2040	57% owned by Puhui Beijing

Beijing Ruchang Management Consulting Co., Ltd. ("Beijing Ruchang") formerly know n as Beijing RuyueHaipeng Consulting Co., Ltd.	● A PRC limited liability company ● Incorporated on June 23, 2017 ● Registered capital of $243,697 (RMB 1,666,666) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Shanghai Hengshi Business Consulting Co., Ltd. ("Shanghai Hengshi")

●     A PRC limited liability company

●     Incorporated on July 21, 2017

●     Registered capital of $49,244 (RMB 333,333) of which $19,698 (RMB 133,333) to be fully funded by May 21, 2030 and $29,546 (RMB 200,000) to be fully funded by April 21, 2037

60% owned by Shanghai Ruyue Disposed in June 2019***

Shanghai Shengshi Enterprise Management Consulting Co., Ltd. ("Shanghai Shengshi")	● A PRC limited liability company ● Incorporated on August 15, 2017 ● Registered capital of $249,576 (RMB 1,666,666) to be fully funded by August 14, 2037	60% owned by Shanghai Ruyue

Beijing Puhui Shanying Management Consulting Co., Ltd. ("Beijing Shanying")	● A PRC limited liability company ● Incorporated on September 5, 2017 ● Registered capital of $76,311 (RMB 500,000) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing RuyueJiahe Management Consulting Co., Ltd. ("Beijing Jiahe")	● A PRC limited liability company ● Incorporated on July 14, 2017 ● Registered capital of $343,962 (RMB 2,333,333) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji")	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of $30,564 (RMB 200,000) to be fully funded by January 1, 2040 ● No operations	50% owned by Shanghai Ruyue Disposed in May 2019***

Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen")	● A PRC limited partnership ● Incorporated on July 17, 2019 ● Registered capital of $72,650 (RMB 500,000) to be fully funded by June 30, 2038	70% owned by Shanghai Ruyue Disposed in June 2020****

Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui")	● A PRC limited liability company ● Incorporated on October 23, 2017 ● Registered capital of $75,326 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Beijing LingshengChuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng")	● A PRC limited liability company ● Incorporated on January 22, 2018 ● Registered capital of $78,059 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui")	● A PRC limited liability company ● Incorporated on March 13, 2018 ● Registered capital of $79,076(RMB 500,000) to be fully funded by February 28, 2048	70% owned by Beijing Fenghui

Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe")	● A PRC limited partnership ● Incorporated on June 26, 2018 ● Registered capital of $75,996 (RMB 500,000) to be fully funded by January 1, 2040	70% owned by Beijing Lingsheng

Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng")	● A PRC limited partnership ● Incorporated on January 21, 2019 ● Registered capital of $73,775 (RMB 500,000) to be fully funded by December 31, 2040	70% owned by Beijing Lingsheng Dissolved in March 2020****

*Qingdao Puhui is a general partner in ten limited partnerships it set up with registered capital of RMB1.0 million. The purpose of these limited partnerships is to raise capital from investors and transform these limited partnerships into investment funds for fund management business. Upon establishment, Qingdao Puhui is deemed to be the primary beneficiary thus consolidates these limited partnerships as it acts as the only general partner and one Vice President of the Company acts as the only limited partner. Once investors have been admitted as the new partners with agreed capital injection, these limited partners will file their status with the PRC authority in accordance with the rules and regulations on investment funds in China, and therefore obtain the qualification to officially start business as an investment fund in China. Upon filing of the investment fund status, the Company reassesses its interests in these limited partnerships and determines if it would continue to consolidate or deconsolidate these limited partnerships in accordance with the requirements ASU 2015-02. As of June 30, 2020, three out of the ten limited partnerships have been registered as investment funds and are in operations, including Beijing Ruying Consulting Center (LP), Xinyu Jiji and Xinyu Yuanyuan. Those limited partnerships are not consolidated in the Company's consolidated financial statements. The other seven limited partnerships have no activities as of June 30, 2020 other than initial set up fees incurred. See Note 2 for consolidation policies.

** Puhui Beijing was a general partner in two limited partnerships, Beijing Jiongheng Management Consulting Center (Limited Partnership) ("Beijing Jiongheng") and Beijing Jiongying Management Consulting Center (Limited Partnership) ("Beijing Jiongying"). By following similar evaluation as above, these two limited partnerships were considered as VIEs of Puhui Beijing. These two partnerships were dissolved in January 2019 and there has been no activity as of the date of dissolution.

***The Company disposed of Beijing Pusheng, Shanghai Hengshi, and Beijing Zhangpuji during January through June of 2019, resulting in a loss from disposal of subsidiaries of approximately $33,000. As the disposal of these entities does not represent strategic change according with ASC 360, the Company did not report such disposals as discontinued operations.

****The Company disposed of Beijing Hongsheng in March 2020 and Shanghai Junshen in June 2020. No gain or loss from these disposals was recognized.

Contractual Arrangements

In the PRC, investment activities by foreign investors are principally governed by the Guidance Catalog of Industries for Foreign Investment, or the Catalog, which was promulgated and is amended from time to time by the PRC Ministry of Commerce, or MOFCOM, and the PRC National Development and Reform Commission, or NDRC. The Catalog divides industries into three categories: encouraged, restricted and prohibited. Industries not listed in the Catalog are generally open to foreign investment unless specifically restricted by other PRC regulations. However, the provision of market surveys business by foreign-invested enterprises is currently restricted. Since the Company and Puhui WFOE (its PRC subsidiary) are both considered as foreign investors or foreign invested enterprises under PRC law, the Company conducts the majority of its activities in PRC through its consolidated VIE, Puhui Beijing, in order to comply with the aforementioned regulations. As such, Puhui Beijing is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Such contractual arrangements are a series of five agreements (collectively the "Contractual Arrangements") including a Technical Consultation and Services Agreement, a Business Cooperation Agreement, an Equity Option Agreements, a Pledge Agreement, and a Voting Rights Proxy and Financial Supporting Agreement. These contractual agreements obligate Puhui WFOE to absorb a majority of the risk of loss from Puhui Beijing's activities and entitle Puhui WFOE to receive a majority of their residual returns. In essence, Puhui WFOE has gained effective control over Puhui Beijing. Therefore, the Company believes that Puhui Beijing should be considered as a Variable Interest Entity ("VIE") under the Statement of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 810 "Consolidation". Accordingly, the accounts of Puhui Beijing are consolidated with those of Puhui WFOE and ultimately are consolidated into those of Puhui Cayman.

The significant terms of the Contractual Arrangements are as follows:

Technical Consultation and Services Agreement

Pursuant to the exclusive technical consultation and services agreement and the exclusive business cooperation agreement between Puhui WFOE and Puhui Beijing, Puhui WFOE is engaged as exclusive provider of management consulting services to Puhui Beijing in the area of fund management, human resources, technology and intellectual property rights. For such services, Puhui Beijing agrees to pay service fees such as an annual fee in amounts equal to 90.2077% of Puhui Beijing's net income and also has the obligation to absorb 90.2077% of Puhui Beijing's losses.

The technical consultation and services agreement remains in effect for 20 years from the date when the agreement was signed. The technical consultation and services agreement can be extended only if Puhui WFOE gives its written consent of extension of the agreement before the expiration of the agreement and Puhui Beijing shall agree to the extension without reserve.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Puhui WFOE and Puhui Beijing, Puhui WFOE has the exclusive right to provide Puhui Beijing with technical support, business support and related consulting services including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Puhui WFOE is entitled to a service fee that equals 90.2077% of the net income of Puhui Beijing determined under U.S. GAAP. The service fees may be adjusted based on the services rendered by Puhui WFOE in that specific month and the operational needs of Puhui Beijing.

The Business Cooperation Agreement shall remain effective unless it is terminated or is compelled to terminate under applicable PRC laws and regulations. Puhui WFOE may terminate this Business Cooperation Agreement at any time by giving 30 days' prior written notice to Puhui Beijing.

Equity Option Agreements

Pursuant to the exclusive equity option agreement between the shareholders who collectively owned 90.2077% of Puhui Beijing (the "Participating Shareholders") and Puhui WFOE, the Participating Shareholders jointly and severally grant Puhui WFOE an option to purchase their equity interests in Puhui Beijing. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of Puhui Beijing, the Participating Shareholders of Puhui Beijing are required to immediately return any amount in excess of the registered capital to Puhui WFOE or its designee of Puhui WFOE. Puhui WOFE may exercise such option at any time until it has acquired all equity interests of Puhui Beijing, and freely transfer the option to any third party. The agreement will terminate at the date on which all of the Participating Shareholders' equity interests of Puhui Beijing has been transferred to Puhui WFOE or its designee.

Pledge Agreements

Pursuant to the equity pledge agreement between the Participating Shareholders and Puhui WFOE, such Participating shareholders pledge 90.2077% of their equity interests in Puhui Beijing to Puhui WFOE as collateral to secure the obligations of Puhui Beijing under the exclusive consulting services and operating agreement. The Participating Shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Puhui WFOE's interests, without Puhui WFOE's prior approval. In the event of default, Puhui WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of Puhui Beijing. The agreement will terminate at the date the Participating Shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreement between the Participating Shareholders and Puhui WFOE, the Participating Shareholders have given Puhui WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Puhui Beijing and to exercise all of their rights as shareholders of Puhui Beijing, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in Puhui Beijing. In consideration of such granted rights, Puhui WFOE agrees to provide the necessary financial support to Puhui Beijing whether or not Puhui Beijing incurs loss, and agrees not to request repayment if Puhui Beijing is unable to do so. The agreement shall remain in effect for 20 years from the date when the agreement was signed.